FIXED ASSETS	12 Months Ended
Dec. 31, 2017
FIXED ASSETS
FIXED ASSETS

14.   FIXED ASSETS

For the years ended December 31, 2017 and 2016, changes in the net carrying amount of fixed assets are as follows:

	Land and buildings	Furniture and equipment	Receiving and distribution networks	Customer equipment	Projects under development	Total

Cost:

Balance as of December 31, 2015	$214,248	$570,266	$5,414,901	$694,360	$44,414	$6,938,189
Additions	53,922	42,197	340,983	117,177	112,419	666,698
Business acquisition (note 10)	462	266	31,951	—	—	32,679
Net change in additions financed with accounts payable	—	10	10,183	(1,791)	(2,334)	6,068
Retirement, disposals and other	(726)	(10,986)	(253,295)	(34,060)	—	(299,067)
Reclassification	—	7,699	66,551	—	(74,250)	—

Balance as of December 31, 2016	267,906	609,452	5,611,274	775,686	80,249	7,344,567
Additions	17,885	33,597	365,544	96,394	60,919	574,339
Net change in additions financed with accounts payable	—	73	(3,544)	(1,092)	914	(3,649)
Retirement, disposals and other	—	(27,255)	(97,900)	(42,674)	—	(167,829)
Reclassification	—	15,848	88,660	—	(104,508)	—

Balance as of December 31, 2017	$285,791	$631,715	$5,964,034	$828,314	$37,574	$7,747,428

	Land and buildings	Furniture and equipment	Receiving and distribution networks[1]	Customer equipment	Projects under development	Total

Accumulated depreciation:

Balance as of December 31, 2015	$(60,092)	$(336,323)	$(3,015,913)	$(445,174)	$—	$(3,857,502)
Depreciation	(7,174)	(66,952)	(327,133)	(116,414)	—	(517,673)
Retirement and disposals	486	9,448	252,801	29,756	—	292,491

Balance as of December 31, 2016	(66,780)	(393,827)	(3,090,245)	(531,832)	—	(4,082,684)
Depreciation	(10,707)	(63,429)	(384,000)	(111,016)	—	(569,152)
Retirement and disposals	—	25,586	97,627	38,583	—	161,796

Balance as of December 31, 2017	$(77,487)	$(431,670)	$(3,376,618)	$(604,265)	$—	$(4,490,040)

Net carrying amount:

As of December 31, 2016	201,126	215,625	2,521,029	243,854	80,249	3,261,883
As of December 31, 2017	$208,304	$200,045	$2,587,416	$224,049	$37,574	$3,257,388

1  In 2017, the calculation of the depreciation of a component of the Corporation’s telecommunications networks was changed in order to depreciate this component over its useful life of 5 years, from a period of 15 years previously. As a result, depreciation in 2017 was increased by $21.2 million.